Revenue	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Revenue

3.	Revenue

The Company derives revenue from active ingredient product sales at a point in time.

Deferred revenue

The deferred revenue balance as at December 31, 2025 primarily relates to the advance consideration received by AEZS Germany in the form of non-refundable non-creditable upfront payment and milestone payments relating to list price approvals of Ghryvelin™ in the United Kingdom, Spain and Germany as per an exclusive licensing agreement for the commercialization of macimorelin (the “Licensed Product”) in the European Economic Area and the United Kingdom and an exclusive supply agreement for a period of ten years, subject to renewal, to supply such Licensed Product. As described in Note 15, as of March 27, 2026, the Company ceased to consolidate AEZS Germany and the deferred revenue related to the Pharmanovia and NK Meditech Limited customers was derecognized.

For the three months ended March 31, 2026, the Company recognized $9 (2025 - $25) as revenue from the deferred revenue.

Liabilities related to contracts with customers

The following table provides a summary of deferred revenue balances:

	December 31, 2025
	Current	Non-Current	Total
	$	$	$
Pharmanovia	-	999	999
NK Meditech Limited	-	50	50
Davimed GmbH	9	-	9
	9	1,049	1,058